Contract Assets (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets [Abstract]
Schedule of Contract Assets	Contract assets consisted of the following:
	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Contract assets:
- Revenue recognized to date	1,809,619	2,326,886	1,298,248	1,370,367